Other income - Narrative (Details) € in Thousands, $ in Millions			3 Months Ended
	Jun. 05, 2018 USD ($)	Feb. 09, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)
Other Income [Line Items]
Grant income | €			€ 861	€ 154
EBRP and EBMRF
Other Income [Line Items]
Contribution to support clinical development	$ 5.0
Entering into partnership | Clinical support agreement | Foundation Fighting Blindness
Other Income [Line Items]
Contribution to support clinical development		$ 7.5